Segment Information - Summary of Net Sales by Segment and Geographical Area (Details) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€) segment	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) segment
Disclosure of geographical areas [line items]
Net sales	€ 20,187	€ 19,790	€ 42,997
Number of operating segments | segment	2		3
Biopharma
Disclosure of geographical areas [line items]
Net sales	€ 17,467	17,147	€ 37,812
Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	8,691	7,642
Biopharma | Dupixent
Disclosure of geographical areas [line items]
Net sales	4,878	3,577
Biopharma | Aubagio
Disclosure of geographical areas [line items]
Net sales	635	1,017
Biopharma | Cerezyme
Disclosure of geographical areas [line items]
Net sales	377	367
Biopharma | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	436	487
Biopharma | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	496	458
Biopharma | Jevtana
Disclosure of geographical areas [line items]
Net sales	176	203
Biopharma | Alprolix
Disclosure of geographical areas [line items]
Net sales	260	237
Biopharma | Eloctate
Disclosure of geographical areas [line items]
Net sales	248	291
Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	6,386	7,307
Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	3,182	3,205
Biopharma | Lovenox
Disclosure of geographical areas [line items]
Net sales	607	714
Biopharma | Toujeo
Disclosure of geographical areas [line items]
Net sales	580	541
Biopharma | Plavix
Disclosure of geographical areas [line items]
Net sales	476	508
Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	2,924	3,786
Biopharma | Lantus
Disclosure of geographical areas [line items]
Net sales	800	1,271
Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	1,910	2,270
Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	280	316
Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,390	2,198
Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,154	1,202
Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	162	181
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,720	2,643	5,185
Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	446	434
Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	559	582
Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	814	726
Europe
Disclosure of geographical areas [line items]
Net sales	5,034	4,767	9,999
Europe | Biopharma
Disclosure of geographical areas [line items]
Net sales	4,194	3,986
Europe | Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,621	1,535
Europe | Biopharma | Dupixent
Disclosure of geographical areas [line items]
Net sales	587	450
Europe | Biopharma | Aubagio
Disclosure of geographical areas [line items]
Net sales	249	269
Europe | Biopharma | Cerezyme
Disclosure of geographical areas [line items]
Net sales	120	126
Europe | Biopharma | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	181	206
Europe | Biopharma | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	122	116
Europe | Biopharma | Jevtana
Disclosure of geographical areas [line items]
Net sales	8	19
Europe | Biopharma | Alprolix
Disclosure of geographical areas [line items]
Net sales	0	0
Europe | Biopharma | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0
Europe | Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,003	2,130
Europe | Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	1,011	978
Europe | Biopharma | Lovenox
Disclosure of geographical areas [line items]
Net sales	329	353
Europe | Biopharma | Toujeo
Disclosure of geographical areas [line items]
Net sales	221	211
Europe | Biopharma | Plavix
Disclosure of geographical areas [line items]
Net sales	48	52
Europe | Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	728	858
Europe | Biopharma | Lantus
Disclosure of geographical areas [line items]
Net sales	191	223
Europe | Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	497	593
Europe | Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	264	294
Europe | Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	570	321
Europe | Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	148	161
Europe | Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	37	37
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	840	781
Europe | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	49	37
Europe | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	254	261
Europe | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	285	252
United States
Disclosure of geographical areas [line items]
Net sales	7,988	7,562	€ 18,275
United States | Biopharma
Disclosure of geographical areas [line items]
Net sales	7,366	6,917
United States | Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	5,622	4,829
United States | Biopharma | Dupixent
Disclosure of geographical areas [line items]
Net sales	3,682	2,653
United States | Biopharma | Aubagio
Disclosure of geographical areas [line items]
Net sales	348	689
United States | Biopharma | Cerezyme
Disclosure of geographical areas [line items]
Net sales	94	94
United States | Biopharma | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	135	163
United States | Biopharma | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	251	221
United States | Biopharma | Jevtana
Disclosure of geographical areas [line items]
Net sales	128	142
United States | Biopharma | Alprolix
Disclosure of geographical areas [line items]
Net sales	215	198
United States | Biopharma | Eloctate
Disclosure of geographical areas [line items]
Net sales	183	232
United States | Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	1,087	1,410
United States | Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	762	773
United States | Biopharma | Lovenox
Disclosure of geographical areas [line items]
Net sales	5	7
United States | Biopharma | Toujeo
Disclosure of geographical areas [line items]
Net sales	118	128
United States | Biopharma | Plavix
Disclosure of geographical areas [line items]
Net sales	4	5
United States | Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	322	624
United States | Biopharma | Lantus
Disclosure of geographical areas [line items]
Net sales	180	425
United States | Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	139	196
United States | Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	3	13
United States | Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	657	678
United States | Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	200	224
United States | Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	19	12
United States | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	622	645
United States | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	246	249
United States | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	89	103
United States | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	69	62
Other countries
Disclosure of geographical areas [line items]
Net sales	7,165	7,461
Other countries | Biopharma
Disclosure of geographical areas [line items]
Net sales	5,907	6,244
Other countries | Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,448	1,278
Other countries | Biopharma | Dupixent
Disclosure of geographical areas [line items]
Net sales	609	474
Other countries | Biopharma | Aubagio
Disclosure of geographical areas [line items]
Net sales	38	59
Other countries | Biopharma | Cerezyme
Disclosure of geographical areas [line items]
Net sales	163	147
Other countries | Biopharma | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	120	118
Other countries | Biopharma | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	123	121
Other countries | Biopharma | Jevtana
Disclosure of geographical areas [line items]
Net sales	40	42
Other countries | Biopharma | Alprolix
Disclosure of geographical areas [line items]
Net sales	45	39
Other countries | Biopharma | Eloctate
Disclosure of geographical areas [line items]
Net sales	65	59
Other countries | Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	3,296	3,767
Other countries | Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	1,409	1,454
Other countries | Biopharma | Lovenox
Disclosure of geographical areas [line items]
Net sales	273	354
Other countries | Biopharma | Toujeo
Disclosure of geographical areas [line items]
Net sales	241	202
Other countries | Biopharma | Plavix
Disclosure of geographical areas [line items]
Net sales	424	451
Other countries | Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	1,874	2,304
Other countries | Biopharma | Lantus
Disclosure of geographical areas [line items]
Net sales	429	623
Other countries | Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	1,274	1,481
Other countries | Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	13	9
Other countries | Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,163	1,199
Other countries | Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	806	817
Other countries | Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	106	132
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,258	1,217
Other countries | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	151	148
Other countries | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	216	218
Other countries | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	€ 460	€ 412